Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Summary of Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30	June 30
	2026	2025
	$	$
Finished goods	3,030	4,310
Components and parts	2,065	5,263
	5,095	9,573
Provision for obsolescence	(333)	(1,346)
Net inventory carrying value	4,762	8,227